As filed with the Securities and Exchange         Registration No. 33-75988*
Commission on October 30, 1997                    Registration No. 811-2513

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
--------------------------------------------------------------------------------

                       Post-Effective Amendment No. 10 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
--------------------------------------------------------------------------------

     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)
--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

                 60 days after filing pursuant to paragraph (a)(1) of Rule 485
    --------
       X         on December 31, 1997 pursuant to paragraph (a)(1) of Rule 485
    --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in prospectuses relating to the securities covered by the following earlier Registration Statements:
33-75972; 33-76024; and 33-89858.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET


                                                          LOCATION - PROSPECTUS DATED
                                                          MAY 1, 1997 AND AS AMENDED BY
FORM N-4                                                  SUPPLEMENTS DATED AUGUST 21,
ITEM NO.                PART A (PROSPECTUS)               1997 AND DECEMBER 31, 1997

           Cover Page..................................   Cover Page, and as amended

 2         Definitions.................................   Definitions

 3         Synopsis....................................   Prospectus Summary, and as amended;
                                                          Fee Table, and as amended

 4         Condensed Financial Information.............   Condensed Financial Information

 5         General Description of Registrant,
           Depositor, and Portfolio Companies...........  The Company; Variable Annuity
                                                          Account C; The Funds, and as amended

 6         Deductions and Expenses.....................   Charges and Deductions, and as
                                                          amended; Distribution

 7         General Description of Variable Annuity
           Contracts...................................   Purchase, and as amended;
                                                          Miscellaneous

 8         Annuity Period..............................   Annuity Period, and as amended

 9         Death Benefit...............................   Death Benefit During Accumulation
                                                          Period; Death Benefit Payable During the
                                                          Annuity Period

10         Purchases and Contract Value................   Purchase, and as amended; Contract Valuation

11         Redemptions.................................   Right to Cancel; Withdrawals, and as amended

12         Taxes.......................................   Tax Status, and as amended

13         Legal Proceedings...........................   Miscellaneous - Legal Matters and
                                                          Proceedings

14         Table of Contents of the Statement of
           Additional Information......................   Contents of the Statement of Additional
                                                          Information



                                                         LOCATION - STATEMENT OF
FORM N-4   PART B (STATEMENT OF ADDITIONAL              ADDITIONAL INFORMATION
ITEM NO                INFORMATION)                      DATED MAY 1, 1997

15         Cover Page.................................   Cover page

16         Table of Contents..........................   Table of Contents

17         General Information and History............   General Information and History

18         Services...................................   General Information and History;
                                                         Independent Auditors

19         Purchase of Securities Being Offered.......   Offering and Purchase of
                                                         Contracts

20         Underwriters...............................   Offering and Purchase of
                                                         Contracts

21         Calculation of Performance Data............   Performance Data; Average
                                                         Annual Total Return Quotations

22         Annuity Payments...........................   Annuity Payments

23         Financial Statements.......................   Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.


                                  PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated into Part A and Part B of this Post-Effective Amendment No. 10, respectively, by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 33-75988), as filed electronically on April 17, 1997 (Accession No. 0000950146-97-000622) and by reference to a Supplement to the Prospectus dated August 21, 1997, as contained in Post-Effective Amendment No. 9 to the Registration Statement (File No. 33-75988), as filed electronically on August 18, 1997 (Accession No. 0000950146-97-001293) and by reference to a Supplement to the Prospectus dated December 31, 1997 which is included in this filing.

                    Aetna Life Insurance and Annuity Company
                           Variable Annuity Account C
               Individual Deferred Variable Annuity Contracts for
                Individual Retirement Annuities (Section 408(b))
             and Simplified Employee Pension Plans (Section 408(k))
                      Supplement dated December 31, 1997 to
           Prospectus Dated May 1, 1997 as amended on August 21, 1997

The Prospectus dated May 1, 1997 and amended on August 21, 1997, is amended as follows:

Fee Table--1 and Prospectus, pages 5-6
The Fee Table on page FEE TABLE-1 and the section entitled "CHARGES AND DEDUCTIONS--Deferred Sales Charge" on pages 5-6 are amended by replacing the descriptions of the applicability of Schedule A and Schedule C under "Deferred Sales Charge" with the following:

SCHEDULE A applies to 1994 Internal Rollover Contracts established with amounts that were transferred or rolled over from the Company's MAP or ADAPTOR contracts (other than MAP contracts under Variable Annuity Account C), and Aetna Life Insurance Company contracts and Company general account contracts issued in connection with Code Section 401 and 403 qualified plans. It also applies to previously-issued 1992 Internal Rollover Contracts established with amounts transferred from certain contracts issued by the Company under certain pension or profit sharing retirement plans only where you were not subject to a deferred sales charge under the prior contract at the time of transfer. The deferred sales charge is based on the number of completed Contract Years since the date of initial payment to the new Contract.

SCHEDULE C applies to 1994 Internal Rollover Contracts established with amounts that were transferred from contracts issued by the Company other than those contracts described above under Schedule A. For Contracts issued prior to December 31, 1997, the Contract Holder enters the deferred sales charge schedule at the percentage point corresponding to the deferred sales charge applicable under the predecessor contract at the time of the exchange, and continues from that point in the Schedule. For Contracts issued on and after December 31, 1997, subject to state regulatory approval, the deferred sales charge is based on the number of completed Contract Years since the date of initial payment to the predecessor contract. Schedule C also applies to all new purchases that are not connected with an internal transfer (e.g., external rollovers or Contracts established with at least a $1,000 annual Purchase Payment), and to internal rollovers from certain variable life insurance contracts funding Code Section 401 qualified plans.








                The Date of this Supplement is December 31, 1997




X75988-97-1

Prospectus Page 5
The section entitled "MAINTENANCE FEE" under "CHARGES AND
DEDUCTIONS" is replaced with the following:

                                MAINTENANCE FEE

During the Accumulation Period, the Company will deduct an annual maintenance fee from the Contract Value. The maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Contracts.

The maintenance fee under the Contract is $25. The maintenance fee is determined annually based on the Contract Value on the last day of the Contract Year. For 1994 Contracts, if the Contract Value is $10,000 or greater on the date that the maintenance fee is deducted, the annual maintenance fee is zero. For 1992 Contracts, if the initial Purchase Payment is $10,000 or greater, or, subject to state regulatory approval, if the Contract Value is $10,000 or greater on the date that the maintenance fee is deducted, the annual maintenance fee is zero. The maintenance fee will be deducted on a pro rata basis from each Subaccount or Credited Interest Option in which you have an interest.

Prospectus Pages 12-13
The section entitled "Taxation of Distributions" under "TAX STATUS" is replaced with the following:

Taxation of Distributions. All distributions will be taxed as ordinary income unless nondeductible contributions were made to the IRA or the distribution is "rolled over" to another retirement plan in accordance with the terms of the Code. Distributions are generally subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions.

In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you have received those payments, except that a limited death benefit exclusion may apply for payments due to deaths occurring on or before August 20, 1996. This exclusion no longer applies to payments due to deaths occurring after August 20, 1996.

The Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA or Roth IRA unless (a) you have attained age 59-1/2, (b) you have died, (c) you have become disabled as defined in the Code, (d) the distribution amount is rolled over in accordance with the terms of the Code, (e) it is paid in a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and a designated Beneficiary, (f) the distribution equals unreimbursed medical expenses that qualify for a deduction as specified in the Code, or (g) it is a qualified rollover from an IRA to a Roth IRA. In addition, for distributions in tax years beginning after December 31, 1997, the penalty tax does not apply to distributions made for higher education expenses or to a qualified first-time homebuyer, both as further described in the Code.

This Contract has been approved by the IRS as a prototype IRA. The IRS approval, however, only pertains to whether the Contract meets the Code requirements for IRAs and is not a determination of the merits of the Contract.

Summary--1 and Prospectus, Pages 4, 8, 9, 10, 12
The "Prospectus Summary" and the sections listed below are amended to include description of a 1994 Contract offered as an Individual Retirement Annuity under Section 408A of the Code ("Roth IRA"). Subject to state regulatory approval, Roth IRA Contracts will be available on and after January 1, 1998.

                                   PURCHASE

A Roth IRA Contract is a special form of IRA which can accept nondeductible annual contributions. Contributions to a Simplified Employee Pension Plan ("SEP") are not permitted. The Contract can also accept transfers and rollovers, but only from an Individual Retirement Annuity/Individual Retirement Account, subject to ordinary income tax, or from another Roth IRA.

                                  WITHDRAWALS

Roth IRAs provide for a tax-free withdrawal of all assets in the Contract, both contributions and earnings, provided the withdrawal is not made within the 5-taxable year period beginning with the first tax year for which a contribution was made, or the distribution is made after attainment of age 59-1/2, or on account of death or disability, or for a qualified first-time home purchase.

                        ADDITIONAL WITHDRAWAL OPTIONS

ECO--Estate Conservation Option is not available under the Roth IRA Contract.

                                ANNUITY PERIOD

For Roth IRAs, the minimum distribution rules do not apply prior to your death. You are not required to begin taking minimum annual distributions by April 1 of the calendar year following the calendar year you attain age 70-1/2. The general rule that Annuity payments may not extend beyond your life/life expectancy or beyond the joint lives/joint life expectancies of you and your Beneficiary does not apply to a Roth IRA. The minimum distribution rules which apply to the Beneficiary at your death and which are described in the prospectus continue to apply.

                                  TAX STATUS

Section 408A of the Code permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis.

Distributions from other types of qualified plans are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from an IRA, subject to ordinary income tax, or from another Roth IRA.

Any "qualified" distribution from a Roth IRA is not includible in gross income. A "qualified" distribution is any distribution made after you have attained age 59-1/2, or on account of your death or disability, or for a qualified first-time home purchase. A distribution will not be treated as "qualified" if it is made within the 5-taxable year period beginning with the first taxable year for which a contribution was made. If a distribution is not "qualified", the accumulated earnings are includible in income.

The 10% premature distribution penalty will apply to the taxable portion of the distribution unless one of the exceptions under the Code applies (see the Supplement section entitled, "Taxation of Distributions"). A partial distribution will first be treated as a return of cost basis (i.e. aggregate amount of contributions).





X75988-97-1

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
   (a) Financial Statements:
       (1)      Included in Part A:
                Condensed Financial Information
       (2)      Included in Part B:
                Financial Statements of Variable Annuity Account C:
                - Statement of Assets and Liabilities as of December 31, 1996
                - Statements of Operations and Changes in Net Assets for the
                  years ended December 31, 1996 and 1995
                - Notes to Financial Statements
                - Independent Auditors' Report
                Financial Statements of the Depositor:
                - Independent Auditors' Report
                - Consolidated Statements of Income for the years ended
                  December 31, 1996, 1995 and 1994
                - Consolidated Balance Sheets as of December 31, 1996 and 1995
                - Consolidated Statements of Changes in Shareholder's Equity for
                  the years ended December 31, 1996, 1995 and 1994
                - Consolidated Statements of Cash Flows for the years ended
                  December 31, 1996, 1995 and 1994
                - Notes to Consolidated Financial Statements

   (b) Exhibits
         (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)
         (2)    Not applicable
         (3.1)  Broker-Dealer Agreement(2)
         (3.2 Alternative Form of Wholesaling Agreement and Related Selling Agreement(2)
         (4.1)  Variable Annuity Contracts (IRA-CDA-IC) and (IP-CDA-IB)(3)
         (4.2) Endorsements (EIRA-SDOIC-97 and EIRA-SDOIC-97(NY)) to Variable Annuity Contract IRA-CDA-IC(4)
         (4.3) Endorsement (EIP-SDOIB-97) to Variable Annuity Contract IP-CDA-IB(4)
         (4.4)  Endorsement (EIRA-Roth-97) to Contract IRA-CDA-IC
         (4.5)  Endorsement (EIP-MFIB-97) to Contract IP-CDA-IB
         (4.6)  Schedule A (IROA-97) to Contract IRA-CDA-IC
         (4.7)  Schedule C (IROPIRA-97) to Contract IRA-CDA-IC
         (5.1)  Variable Annuity Contract Application (304.00.1A)
         (5.2)  Variable Annuity Contract Application (703.00.1A)(5)
         (6.1) Certification of Incorporation of Aetna Life Insurance and Annuity Company(6)
         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(7)
         (6.3) By-Laws, as amended September 17, 1997, of Aetna Life Insurance and Annuity Company(8)

         (7)    Not applicable
         (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(7)
         (8.2) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996(9)
         (8.3) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(7)
         (8.4) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996(9)
         (8.5) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(10)
         (8.6) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(9)
         (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended June 15, 1994, July 31, 1995 and March 1, 1996(9)
         (9)    Opinion and Consent of Counsel
         (10)   Consent of Independent Auditors
         (11)   Not applicable
         (12)   Not applicable
         (13)   Schedule for Computation of Performance Data(11)
         (14)   Not applicable
         (15.1) Powers of Attorney(9)
         (15.2) Authorization for Signatures(2)
         (27)   Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).

2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).
3. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75988), as filed electronically on April 15, 1996 (Accession No. 0000912057-96-006419).
4. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75988), as filed electronically on April 17, 1997 (Accession No. 0000950146-97-000622).
5. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 33-75988), as filed electronically on August 18, 1997 (Accession No. 0000950146-97-001293).
6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-96-000159).
8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).
9. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).
10. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).
11. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75964), as filed on April 28, 1995.

Item 25.  Directors and Officers of the Depositor

Name and Principal
Business Address*          Positions and Offices with Depositor

Thomas J. McInerney        Director and President

Timothy A. Holt            Director, Senior Vice President and Chief
                           Financial Officer

Christopher J. Burns       Director and Senior Vice President

J. Scott Fox               Director and Senior Vice President

John Y. Kim                Director and Senior Vice President

Shaun P. Mathews           Director and Senior Vice President

Glen Salow                 Director and Vice President

Deborah Koltenuk           Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven       Vice President and Chief Compliance Officer

Kirk P. Wickman            Vice President, General Counsel and
                           Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

    Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589)

Item 27.  Number of Contract Owners

    As of September 30, 1997, there were 623,598 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28.  Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29.  Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the investment adviser, only, for Aetna Series Fund, Inc., and the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1996:

      (1)             (2)               (3)              (4)            (5)

Name of        Net Underwriting   Compensation on
Principal      Discounts and      Redemption or      Brokerage
Underwriter    Commissions        Annuitization      Commissions  Compensation*

Aetna Life                         $1,325,661                       $96,924,599
Insurance and
Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30.  Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31.  Management Services

     Not applicable

Item 32.  Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75988) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 30 day of October, 1997.

                                             VARIABLE ANNUITY ACCOUNT C OF AETNA
                                             LIFE INSURANCE AND ANNUITY COMPANY
                                                 (Registrant)

                                         By:    AETNA LIFE INSURANCE AND ANNUITY
                                                COMPANY
                                                    (Depositor)

                                         By:     Thomas J. McInerney*
                                                 -------------------------------
                                                  Thomas J. McInerney
                                                  President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                      Title                                Date

Thomas J. McInerney*           Director and President              )
----------------------------   (principal executive officer)       )
Thomas J. McInerney                                                )
                                                                   )
                                                                   )
Timothy A. Holt*               Director, Senior Vice President     )    October
----------------------------   and Chief Financial Officer         )
Timothy A. Holt                                                    )   30, 1997
                                                                   )
                                                                   )
Christopher J. Burns*          Director                            )
----------------------------                                       )
Christopher J. Burns                                               )
                                                                   )
                                                                   )
J. Scott Fox*                  Director                            )
----------------------------                                       )
J. Scott Fox                                                       )
                                                                   )
                                                                   )
John Y. Kim*                   Director                            )
----------------------------                                       )
John Y. Kim                                                        )

Shaun P. Mathews*              Director                            )
----------------------------                                       )
Shaun P. Mathews                                                   )
                                                                   )
Glen Salow*                    Director                            )
----------------------------                                       )
Glen Salow                                                         )
                                                                   )
Deborah Koltenuk*              Vice President and Treasurer,       )
----------------------------   Corporate Controller                )
Deborah Koltenuk                                                   )


By:   /s/ Julie E. Rockmore
      ---------------------------------
      Julie E. Rockmore
      *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.     Exhibit                                                                         Page


99-B.1          Resolution of the Board of Directors of Aetna Life Insurance and                   *
                Annuity Company establishing Variable Annuity Account C

99-B.3.1        Broker-Dealer Agreement                                                            *

99-B.3.2        Alternative Form of Wholesaling Agreement and Related Selling                      *
                Agreement

99-B.4.1        Variable Annuity Contracts (IRA-CDA-IC) and (IP-CDA-IB)                            *

99-B.4.2        Endorsements (EIRA-SDOIC-97 and EIRA-SDOIC-97(NY)) to Variable                     *
                Annuity Contract IRA-CDA-IC

99-B.4.3        Endorsement (EIP-SDOIB-97) to Variable Annuity Contract                            *
                IP-CDA-IB


99-B.4.4        Endorsement (EIRA-Roth-97) to Contract IRA-CDA-IC                            ----------------

99-B.4.5        Endorsement (EIP-MFIB-97) to Contract IP-CDA-IB                              ----------------

99-B.4.6        Schedule A (IROA-97) to Contract IRA-CDA-IC                                  ----------------

99-B.4.7        Schedule C (IROPIRA-97) to Contract IRA-CDA-IC                               ----------------


99-B.5.1        Variable Annuity Contract Application (304.00.1A)                            ----------------

99-B.5.2        Variable Annuity Contract Application (703.00.1A)                                  *

99-B.6.1        Certification of Incorporation of Aetna Life Insurance and                         *
                Annuity Company

99-B.6.2        Amendment of Certificate of Incorporation of Aetna Life Insurance                  *
                and Annuity Company

99-B.6.3        By-Laws, as amended September 17, 1997, of Aetna Life Insurance                    *
                and Annuity Company


99-B.8.1        Fund Participation Agreement between Aetna Life Insurance                          *
                and Annuity Company, Variable Insurance Products Fund
                and Fidelity Distributors Corporation dated February 1,
                1994 and amended on December 15, 1994, February 1, 1995,
                May 1, 1995, January 1, 1996 and March 1, 1996


*Incorporated by reference

Exhibit No.      Exhibit                                                                         Page

99-B.8.2         Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement     *
                 between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                 Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and
                 March 1, 1996

99-B.8.3         Fund Participation Agreement between Aetna Life Insurance and Annuity Company,    *
                 Variable Insurance Products Fund II and Fidelity Distributors Corporation
                 dated February 1, 1994 and amended on December 15, 1994, February 1,
                 1995, May 1, 1995, January 1, 1996 and March 1,1996

99-B.8.4         Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement     *
                 between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                 Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996
                 and March 1, 1996

99-B.8.5         Service Agreement between Aetna Life Insurance and Annuity Company and            *
                 Fidelity Investments Institutional Operations Company dated as of November 1,
                 1995

99-B.8.6         Amendment dated January 1, 1997 to Service Agreement between Aetna Life           *
                 Insurance and Annuity Company and Fidelity Investments Institutional
                 Operations Company dated as of November 1, 1995

99-B.8.7         Fund Participation Agreement between Aetna Life Insurance and Annuity Company     *
                 and Janus Aspen Series dated April 19, 1994 and amended June 15, 1994, July
                 31, 1995 and March 1, 1996

99-B.9           Opinion and Consent of Counsel
                                                                                               ----------------

99-B.10          Consent of Independent Auditors
                                                                                               ----------------

99-B.13          Schedule for Computation of Performance Data                                       *

*Incorporated by reference


Exhibit No.      Exhibit                                                                         Page

99-B.15.1        Powers of Attorney                                                                  *

99-B.15.2        Authorization for Signatures                                                        *

27               Financial Data Schedule
                                                                                               ----------------

*Incorporated by reference
